Impairments of streams, royalties and other interests - Elevation Gold (Details) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2023
Impairment of Streams, Royalties and other interests
Impairment charge			$ 148,034	$ 36,830
EG Acquisition LLC | Mako Mining Corp
Impairment of Streams, Royalties and other interests
Percentage of voting interest			100.00%
Golden Vertex Corp | EG Acquisition LLC
Impairment of Streams, Royalties and other interests
Percentage of voting interest			100.00%
Elevation Gold
Impairment of Streams, Royalties and other interests
Expected credit losses	$ 16,600
Recoverable amount		$ 0
Impairment charge		$ 40,100
Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost			$ 1,784	27,976
Elevation Gold
Impairment of Streams, Royalties and other interests
Number of royalty holder filing a claim | item		1
Mineral interest impairment charges			0
Elevation Gold | Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost	$ 30,700
Expected credit losses				9,700
Moss
Impairment of Streams, Royalties and other interests
Silver stream acquisition (as a percent)					100.00%
Mineral interest impairment charges			$ 18,688
Loan receivable - Elevation
Impairment of Streams, Royalties and other interests
Interest rate (percent)			10.00%
Loan receivable - Elevation | Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost				17,700
Promissory and demand notes receivable - Elevation | Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost				$ 6,500